LOANS	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
8.	LOANS

Short-term loans were as follows:

	December 31,	December 31,
Description	2012	2011
Loan payable to Industrial and Commercial Bank of China, interest at 6.56% annually, due by December 19, 2012, with collateral consisting of accounts receivables and guarantee from the Beijing Zhongguancun Sci-Tech Guaranty Co., Ltd.	$-	$1,587,074

Loan payable to China Minsheng Bank, interest at 7.93% annually, due by September 14, 2012.	-	793,594

Loan payable to China Merchants Bank, interest at 8.53% annually, due by July 21, 2012.	-	1,110,952

Loan payable to China Minsheng Bank, interest at 7.8% annually, due by August 23, 2013.	793,512	-

Loan payable to Industrial and Commercial Bank of China, interest at 5.6% annually, due by April 30, 2013 with collateral consisting of land use rights for the land in Yangtze River Road North and Ruishan Road West, New District, Zhenjiang.	1,745,727	-
	$2,539,239	$3,491,620

Long-term loans were as follows:

	December 31,	December 31,
Description	2012	2011
Loan payable to China Development Bank, interest at 6.1% annually, due by Feb 24, 2014, with collateral consisting of accounts receivables and guarantee from the Beijing Zhongguancun Sci-Tech Guaranty Co., Ltd.	$1,110,917	$1,587,100

Long-term loan due within one year	(476,107)	(476,138)

Long-term loan will be paid beyond one year	$634,810	$1,110,962

The interest expense was $311,480 and $298,600, for the years ended December 31, 2012 and 2011, respectively.

As of December 31, 2012, the Company maintained in total RMB 23 million (approximately $3.65 million) in rolling credit facilities, of this amount:

1)	China Development Bank (CDB) extended a 3-year RMB10 million ($1.59 million) working capital facility in February 2011. The current expiration date for the loan agreement is February 24, 2014, with RMB3 million which was repaid on February 24, 2012, RMB3 million which would be repaid on February 24, 2013 and the remaining RMB4 million to be repaid on February 24, 2014. Therefore the balance as of December 31, 2012 was RMB7 million ($1.11 million). RMB loans carry an interest rate equal to the People’s Bank of China’s three-year benchmark lending rate.

The CDB facility is supported by a guarantee from Beijing Zhongguancun Sci-Tech Guaranty Co. Ltd. (“Zhongguancun”), which is a professional guarantee company mainly funded by the Chinese government and provides various credit guarantees for hi-tech SMEs (such as Wowjoint) in order to help the companies obtain bank financing at reduced interest rates.

The material terms for the Zhongguancun guarantee of CDB facility are as follow:

•

RMB10 million maximum amount; the principal amount of the CDB credit line will be reduced from RMB10 million to RMB7 million in second year, and to RMB4 million in third year, as the Company repays the principal in accordance with the terms of the loan agreement;

•	A pledge of all future and current accounts receivables on a pro rata basis, with the Company being required to submit a list of all accounts receivables to Zhongguancun every quarter;

•	The term is from February 25, 2011 to February 24, 2014; and

•	The fees charged by Zhongguancun for the three-year RMB10 million loan were RMB474,542, which is the sum of the following (the CDB annual guarantee fee percentage is 10% higher than that under the ICBC facility due to the longer than one year guarantee):

a)	First year of agreement: RMB10 million x 1.9602% (annual guarantee fee) + RMB10 million x 0.3% (annual guarantee review fee);

b)	Second year of agreement: RMB7 million x 1.9602% (annual guarantee fee) + RMB7 million x 0.3% (annual guarantee review fee); and

c)	Third year of agreement: RMB4 million x 1.9602% (annual guarantee fee) + RMB4 million x 0.3% (annual guarantee review fee).

2)

China Minsheng Bank extended the Company a RMB5 million (US$0.79 million) facility in October 2011 to provide short-term liquidity and working capital, which expired on March 29, 2012. The loan was repaid in January 2012 before the due date, and was renewed for 6 months from March 2012 to September 14, 2012, which was repaid on August 23, 2012. The Company subsequently entered a new 1-year RMB5 million (US$0.79 million) facility with China Minsheng Bank with term from August 23, 2012 to August 23, 2013. RMB loans carry an interest rate equal to 1.3 times the People’s Bank of China’s 1-year benchmark lending rate, i.e. 7.8%.

The China Minsheng Bank facility is supported by a personal guarantee from Yabin Liu, the company’s Chief Executive Officer.

3)

Industrial and Commercial Bank of China Limited, Zhenjiang Branch (“ICBC Zhenjiang”), extended a 6-month RMB11 million ($1.75 million) facility to one of the Company’s wholly-owned subsidiaries, Zhenjiang Wowjoint, with term from October 26, 2012 to April 30, 2013. RMB loans carried an interest rate equal to the People’s Bank of China’s 6-month benchmark lending rate.

The ICBC Zhenjiang facility was supported by a corporate guarantee from Zhenjiang Wowjoint that has the following material terms:

•	RMB11 million maximum amount;

•	A pledge of land use right of the Zhenjiang facilities with appraised value of approximately RMB16.9 million as of October 2012; and

•	The term for the guarantee is from October 26, 2012 to October 25, 2017 .

 Under the above three credit facilities, the Company:

(1) Must pay the principal and related interests when due;

(2) Without written consent, the Company cannot sell or transfer assets, or provide guarantees to third parties; and

(3) Must not conduct any activities, which may be materially detrimental to the interests of lending banks.

The Company fully drew down the above credit facilities and is in compliance with all terms and conditions of all of the above credit agreements as of December 31, 2012. Except for the above terms, there are no quantified financial covenants or financial ratios specified in the credit agreements. The Company is not subject to any covenants limiting their ability to incur additional indebtedness.